FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	Estimated	June 30,	September 30,
	Useful Lives	2022	2021
Machinery and equipment	2-3 years	$1,498,355	$654,798
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,855	26,855
Less: accumulated depreciation		(575,444)	(356,761)
		$953,378	$328,504

	Estimated Useful Lives	September 30, 2021	September 30, 2020
Machinery and equipment	2-3 years	$654,798	$355,272
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,855	26,855
Less: accumulated depreciation		(356,761)	(257,068)
		$328,504	$128,671